Document and Entity Information (USD $)	12 Months Ended
Mar. 31, 2012
Document and Entity Information:
Entity Registrant Name	Security Federal Corporation
Document Type	10-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	2,944,001
Entity Public Float	$ 26,496,009
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY